Vessel Operating and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Voyage Expenses [Abstract]
Brokerage commissions	$ 188,302	$ 149,275
Brokerage commissions - related party	397,959	289,644
Port & other expenses	453,507	162,305
Bunkers consumption	41,821	25,770
Total Voyage expenses	1,081,589	626,994
Vessel Operating Expenses [Abstract]
Crew & crew related costs	2,815,529	2,997,533
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	851,816	803,294
Lubricants	127,178	78,580
Insurance	201,339	179,295
Tonnage taxes	35,657	32,649
Other	685,069	456,977
Total Vessel operating expenses	$ 4,716,588	$ 4,548,328